Commitments (Tables)	9 Months Ended
Mar. 31, 2022
Commitments
Summary of capital commitments outstanding not provided for in the financial statements

	As at	As at
	June 30,	March 31,
	2021	2022
	RMB’000	RMB’000
Contracted purchase of software	5,182	1,000
Contracted purchase of property	101,779	—
Contracted purchase of construction projects	—	837,616
Contracted purchase of property improvements	21,679	—
Contracted for	128,640	838,616
Authorized but not contracted for	—	12,161
Total	128,640	850,777